As filed with the Securities and Exchange Commission on October 20, 2011
                                                File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 611	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 611	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On November 18, 2011, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 611 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 18, 2011, the effectiveness of the registration statement for the iShares Taxable Municipal Bond Fund (the “Fund”), filed in Post-Effective Amendment No. 477 on September 30, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
490	December 13, 2010	December 31, 2010
493	December 30, 2010	January 28, 2011
505	January 27, 2011	February 25, 2011
510	February 24, 2011	March 25, 2011
516	March 24, 2011	April 22, 2011
528	April 21, 2011	May 20, 2011
539	May 19, 2011	June 17, 2011
548	June 16, 2011	July 15, 2011
558	July 14, 2011	July 29, 2011
567	July 28, 2011	August 26, 2011
579	August 25, 2011	September 23, 2011
587	September 22, 2011	October 21,2011

This Post-Effective Amendment No. 611 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 477.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 611 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of October, 2011.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: October 20, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 611 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: October 20, 2011

John E. Martinez*
Trustee

Date: October 20, 2011

George G. C. Parker*
Trustee

Date: October 20, 2011

Cecilia H. Herbert*
Trustee

Date: October 20, 2011

Charles A. Hurty*
Trustee

Date: October 20, 2011

John E. Kerrigan*
Trustee

Date: October 20, 2011

Robert H. Silver*
Trustee

Date: October 20, 2011

Robert S. Kapito*
Trustee

Date: October 20, 2011

Madhav V. Rajan*
Trustee

Date: October 20, 2011

/s/ Jack Gee
Jack Gee
Treasurer

Date: October 20, 2011

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: October 20, 2011

*
Powers of Attorney, each dated June 23, 2011, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G. C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 561, filed July 22, 2011.